Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Allowance for loan losses by portfolio segment
The following tables present the activity in the allowance for loan losses by portfolio segment for the years ending December 31, 2015 and 2014:

	Year Ended December 31, 2015
	Commercial	Residential Mortgage	Mortgage Warehouse	Residential Construction	Home Equity	Consumer and Other	Unallocated	Total
	(Dollars in thousands)
Allowance for loan losses:
Beginning balance	$2,116	$676	$654	$4	$90	$55	$—	$3,595
Charge-offs	(20)	(78)	—	—	(18)	(122)	—	(238)
Recoveries	1	—	—	—	1	20	—	22
Provision	343	(7)	(194)	—	20	93	—	255
Ending balance	$2,440	$591	$460	$4	$93	$46	$—	$3,634

	Year Ended December 31, 2014
	Commercial	Residential Mortgage	Mortgage Warehouse	Residential Construction	Home Equity	Consumer and Other	Unallocated	Total
	(Dollars in thousands)
Allowance for loan losses:
Beginning balance	$2,725	$458	$508	$—	$111	$83	$20	$3,905
Charge-offs	—	(159)	—	—	(12)	(30)	—	(201)
Recoveries	—	21	—	—	5	15	—	41
Provision	(609)	356	146	4	(14)	(13)	(20)	(150)
Ending balance	$2,116	$676	$654	$4	$90	$55	$—	$3,595

Allowance for loan losses and recorded investment in loans by portfolio segment and impairment method
The following tables present the balance in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method as of December 31, 2015 and 2014:

	December 31, 2015
	Commercial	Residential Mortgage	Mortgage Warehouse	Residential Construction	Home Equity	Consumer and Other	Unallocated	Total
	(Dollars in thousands)
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$885	$43	$—	$—	$17	$—	$—	$945
Collectively evaluated for impairment	1,555	548	460	4	76	46	—	2,689
Acquired with deteriorated credit quality	—	—	—	—	—	—	—	—
Total ending allowance	$2,440	$591	$460	$4	$93	$46	$—	$3,634
Loans:
Individually evaluated for impairment	$2,920	$1,283	$—	$—	$97	$—	$—	$4,300
Collectively evaluated for impairment	151,910	39,089	128,902	3,301	13,893	3,380	—	340,475
Acquired with deteriorated credit quality	—	106	—	—	—	—	—	106
Total ending loan balance	$154,830	$40,478	$128,902	$3,301	$13,990	$3,380	$—	$344,881

	December 31, 2014
	Commercial	Residential Mortgage	Mortgage Warehouse	Residential Construction	Home Equity	Consumer and Other	Unallocated	Total
	(Dollars in thousands)
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$764	$122	$—	$—	$—	$—	$—	$886
Collectively evaluated for impairment	1,352	554	654	4	90	55	—	2,709
Acquired with deteriorated credit quality	—	—	—	—	—	—	—	—
Total ending allowance	$2,116	$676	$654	$4	$90	$55	$—	$3,595
Loans:
Individually evaluated for impairment	$9,005	$2,206	$—	$—	$7	$—	$—	$11,218
Collectively evaluated for impairment	108,688	36,999	132,636	1,664	13,188	4,325	—	297,500
Acquired with deteriorated credit quality	619	112	—	—	—	—	—	731
Total ending loan balance	$118,312	$39,317	$132,636	$1,664	$13,195	$4,325	$—	$309,449

Information related to impaired loans by class of loans
The following tables present information related to impaired loans by class of loans as of and for the years ended December 31, 2015 and 2014:

	December 31, 2015			Year Ended December 31, 2015
	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Recognized
	(Dollars in thousands)
With no related allowance recorded:
Commercial:
Commercial and other	$—	$—	$—	$1	$—	$—
Real estate	1,436	1,366	—	1,556	103	6
Five or more family	—	—	—	910	60	—
Residential mortgage	1,054	988	—	997	16	—
Home equity	81	80	—	58	4	—
Subtotal	2,571	2,434	—	3,522	183	6
With an allowance recorded:
Commercial:
Real estate	1,214	1,214	624	1,368	9	—
Construction	41	41	41	10	—	—
Land	431	299	220	1,362	—	—
Residential mortgage	355	295	43	583	11	—
Home equity	17	17	17	18	—	—
Consumer and other	—	—	—	51	—	—
Subtotal	2,058	1,866	945	3,392	20	—
Total	$4,629	$4,300	$945	$6,914	$203	$6

	December 31, 2014			Year Ended December 31, 2014
	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Average Recorded Investment	Interest Income Recognized	Cash Basis Interest Recognized
	(Dollars in thousands)
With no related allowance recorded:
Commercial:
Real estate	$2,962	$2,960	$—	$2,906	$175	$—
Five or more family	3,699	3,699	—	3,670	234	—
Land	138	123	—	184	—	9
Residential mortgage	1,151	1,103	—	1,365	9	—
Residential construction:
Land	—	—	—	13	—	—
Home equity	8	7	—	8	—	—
Subtotal	7,958	7,892	—	8,146	418	9
With an allowance recorded:
Commercial:
Real estate	830	769	281	806	—	—
Land	1,937	1,454	483	2,034	—	—
Residential mortgage	1,169	1,103	122	570	9	—
Home equity	—	—	—	20	—	—
Subtotal	3,936	3,326	886	3,430	9	—
Total	$11,894	$11,218	$886	$11,576	$427	$9

Investment in nonaccrual loans
The following table presents the recorded investment in nonaccrual loans by class of loans as of December 31, 2015 and 2014. The Bank had no loans greater than 90 days past due that were still accruing as of December 31, 2015 and 2014.

	December 31,
	2015	2014
	(Dollars in thousands)
Nonaccrual loans:
Commercial:
Commercial and other	$—	$27
Real estate	1,396	879
Construction	41	—
Land	299	1,577
Residential mortgage	590	1,933
Home equity	23	7
Total	$2,349	$4,423

Aging of the recorded investment in past due loans
The following tables present the aging of the recorded investment in past due loans as of December 31, 2015 and 2014 by class of loans:

	December 31, 2015
	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Total
	(Dollars in thousands)
Commercial:
Commercial and other	$—	$—	$—	$—	$18,117	$18,117
Real estate	1,282	—	102	1,384	90,916	92,300
Five or more family	20	—	—	20	22,672	22,692
Construction	41	—	—	41	11,041	11,082
Land	—	—	—	—	10,639	10,639
Residential mortgage	176	—	495	671	39,807	40,478
Mortgage warehouse	—	—	—	—	128,902	128,902
Residential construction:
Construction	—	—	—	—	2,423	2,423
Land	—	—	—	—	878	878
Home equity	—	—	8	8	13,982	13,990
Consumer and other	—	—	—	—	3,380	3,380
Total	$1,519	$—	$605	$2,124	$342,757	$344,881

	December 31, 2014
	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Total
	(Dollars in thousands)
Commercial:
Commercial and other	$—	$—	$27	$27	$17,388	$17,415
Real estate	72	—	822	894	74,369	75,263
Five or more family	—	—	—	—	16,486	16,486
Construction	—	—	—	—	2,322	2,322
Land	—	—	1,216	1,216	5,610	6,826
Residential mortgage	454	203	920	1,577	37,740	39,317
Mortgage warehouse	—	—	—	—	132,636	132,636
Residential construction:
Construction	—	—	—	—	1,472	1,472
Land	—	—	—	—	192	192
Home equity	—	73	7	80	13,115	13,195
Consumer and other	19	—	—	19	4,306	4,325
Total	$545	$276	$2,992	$3,813	$305,636	$309,449

Loans by class modified as troubled debt restructurings
A loan modification is considered a troubled debt restructuring (“TDR”) when a borrower is experiencing financial difficulty and the Company grants a concession it would not otherwise consider but for the borrower’s financial difficulties. The following table presents the Company’s TDRs as of the dates indicated:

	December 31,
	2015	2014
	(Dollars in thousands)
TDRs:
Performing in accordance with modified repayment terms	$1,720	$5,873
Nonperforming	—	762
Total	$1,720	$6,635

Specific reserve	$—	$23

Loans by class modified as troubled debt restructurings
The following tables present loans by class that were modified as troubled debt restructurings during the year ending December 31, 2015 and 2014:

	Year Ended December 31, 2015			Year Ended December 31, 2014
	Number of Loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment	Number of Loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
	(Dollars in thousands)
Commercial:
Real estate	4	$1,213	$1,221	3	$2,106	$2,106
Five or more family	—	—	—	2	3,507	3,750
Residential mortgage	—	—	—	4	514	673
Home equity	1	73	78	—	—	—
Total	5	$1,286	$1,299	9	$6,127	$6,529

Recent analysis performed for risk category of loans
As of December 31, 2015 and 2014, and based on the most recent analysis performed, the risk category of loans by class of loans is as follows:

	December 31, 2015
	Pass	Special Mention	Substandard	Doubtful
	(Dollars in thousands)
Commercial:
Commercial and other	$17,807	$310	$—	$—
Real estate	86,548	3,075	2,677	—
Five or more family	22,692	—	—	—
Construction	11,041	—	41	—
Land	10,258	82	299	—
Residential mortgage	39,490	21	967	—
Mortgage warehouse	128,902	—	—	—
Residential construction:
Construction	2,423	—	—	—
Land	878	—	—	—
Home equity	13,893	—	97	—
Consumer and other	3,380	—	—	—
Total	$337,312	$3,488	$4,081	$—

	December 31, 2014
	Pass	Special Mention	Substandard	Doubtful
	(Dollars in thousands)
Commercial:
Commercial and other	$17,397	$—	$18	$—
Real estate	67,597	1,663	5,983	20
Five or more family	12,787	—	3,699	—
Construction	2,322	—	—	—
Land	5,147	102	1,577	—
Residential mortgage	36,827	120	2,370	—
Mortgage warehouse	132,636	—	—	—
Residential construction:
Construction	1,472	—	—	—
Land	192	—	—	—
Home equity	13,113	73	9	—
Consumer and other	4,325	—	—	—
Total	$293,815	$1,958	$13,656	$20

Outstanding balance and carrying amount of purchased loans
The Company purchased loans during 2007, for which there was, at acquisition, evidence of deterioration of credit quality since origination and it was probable, at acquisition, that all contractually required payments would not be collected. The outstanding balance and carrying amount of those loans is as follows at the dates indicated:

	December 31,
	2015	2014
	(Dollars in thousands)
Commercial:
Commercial and other	$—	$27
Real estate	—	621
Residential mortgage	106	112
Outstanding balance	$106	$760
Carrying amount, net of allowance of $0	$106	$731

Accretable yield, or income expected to be collected on purchased loans	Accretable yield, or income expected to be collected, is as follows:

	Year Ended December 31,
	2015	2014
	(Dollars in thousands)
Beginning balance	$18	$73
Accretion of income	(18)	(55)
Ending balance	$—	$18